Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Basis of Preparation

Basis of Preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standard Board (“IASB”). These consolidated financial statements were approved by the board of directors on April 24, 2020.

This is the first set of the Group’s annual financial statements in which IFRS 16 Leases has been applied. The related changes to significant accounting policies are described in Note 3.

Basis of measurement	Basis of measurement The consolidated financial statements have been prepared on the historical cost basis.
Use of judgements and estimates

Use of judgements and estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

(i) Critical judgements

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes for classification of leases etc.

(ii) Deferred revenue

The Group sells virtual currency and items that can be used in online and mobile games to game users. For online games, the entire amount of unused virtual currency is deferred for the period during which the refundable obligation is to be performed, and for items, revenue is recognized by deferring to the expected period of use estimated in consideration of the item’s attributes.

For mobile games, when the Group defers revenue generated by micro-transactions, it estimates the game users’ life cycle and defers the remaining amount of virtual currency and items without an effective period purchased by active users as of the end of the reporting period. Revenues for items with effective period are recognized on a straight-line basis over the effective period. The Group considers a user as an active user if the period between the time of the user’s most recent access of the game and the period end equals or is shorter than the estimated game users’ life cycle. In order to estimate the expected period of use of items and mobile game users’ life cycle, it estimates the period of use by analyzing the customer’s behavior and consumption patterns such as payment and access, and periodically examines whether these estimates change.

(iii) Deferred tax assets

When the Group assessed the realizability of deferred tax assets, The Group considered its performance, general economic environment, projected future taxable income, and periods available to utilize tax loss carryforwards and tax credit carryforwards. The Group periodically monitors the estimates used in assessing the realizability of the deferred tax assets. The amount of deferred tax assets may be changed if estimated future taxable income during the carryforward periods was changes.

Changes in Accounting Policies and Disclosures

New and amended standards adopted by the Company

The Group has applied the following standards and amendments for the first time for the annual reporting period commencing January 1, 2019.

Enactment of IFRS 16 Leases

The Group applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings at January 1, 2019 (date of initial application). Accordingly, the comparative information presented for 2018 is not restated – i.e. it is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not generally been applied to comparative information.

(i) Definition of a lease

Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 Determining whether an Arrangement contains a Lease. The Group now assesses whether a contract is or contains a lease based on the definition of a lease under IFRS 16.

On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease under IFRS 16. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2019.

(ii) As a lessee

As a lessee, the Group leases many assets including offices and equipment. The Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under IFRS 16, the Group recognizes right-of-use assets and lease liabilities for most of these leases – i.e. these leases are on-balance sheet.

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone price.

However, for leases of property, the Group has elected not to separate non-lease components and account for the lease and associated non-lease components as a single lease component.

Previously, the Group classified property leases as operating leases under IAS 17. On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

The Group used a number of practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17. In particular, the Group:

•	did not recognise right-of-use assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application;
•	did not recognise right-of-use assets and liabilities for leases of low value assets;
•	excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application; and
•	used hindsight when determining the lease term.

(iii) Impact on financial statements

On transition to IFRS 16, the Group recognised additional right-of-use assets and additional lease liabilities. Additionally, the impact on transition is summarized below.

	January 1, 2019
	(In millions of Korean won)
Right-of-use assets(*1)
Offices	~~W~~	2,752
Vehicles		53
Computer and other equipment		1,648
Total	~~W~~	4,453
Lease liabilities(*2)
Current		1,672
Non-current		2,729
Total	~~W~~	4,401

(*1)	Right-of-use assets are included in ‘Property and equipment’ in the consolidated statement of financial position.
(*2)	Lease liabilities are included in ‘Other current liabilities’ and ‘Other non-current liabilities’ in the consolidated statement of financial position.

On the adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IFRS 17. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The lessee’s weighted average incremental borrowing rate applied to lease liabilities on January 1, 2019 is 6.59%.

	January 1, 2019
	(In millions of Korean won)
Operating lease commitments disclosed as at December 31, 2018	~~W~~	5,137
Discounted using the lessee’s incremental borrowing rate of at the date of initial application		(472)
Exemptions on low-value leases		(5)
Exemptions on short-term leases		(737)
Adjustments on evaluation of extension and termination options under IFRS 16		478
Lease liability recognized as at January 1, 2019	~~W~~	4,401

Current lease liabilities	~~W~~	1,672
Non-current lease liabilities		2,729
	~~W~~	4,401

Amendments to IFRS 9 Financial Instruments – Prepayment Features with Negative Compensation

Amendments made to IFRS 9 Financial Instruments enable entities to measure certain financial assets containing prepayment features with negative compensation at amortized cost. The amendments also clarified that when a modification of a financial liability measured at amortized cost does not result in the derecognition, a modification gain or loss is recognized in profit or loss. The amendments did not have a significant impact on the

Consolidated financial statements.

Amendments to IAS 28 Investments in Associates and Joint Ventures – Long-term Interests in Associates and Joint Ventures

The amendments clarifies that an entity applies IFRS 9 to financial instruments in an associate or joint venture to which the equity method is not applied. These include impairment of long-term interests that, in substance, form part of the entity’s net investment in an associate or joint venture for which IFRS 9 should take precedence.

The amendment does not have a significant impact on the consolidated financial statements.

Enactment of IFRIC Interpretation 23 Uncertainty over Income Tax Treatments

IFRIC Interpretation 23 clarifies how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment, and includes guidance on how to determine whether each uncertain tax treatment is considered separately or together. It also presents examples of circumstances where a judgement or estimate is required to be reassessed. The adoption of IFRIC Interpretation 23 did not have a significant impact on the consolidated financial statements.

Annual Improvements

(i) Amendments to IFRS 11 Joint Agreements

The amendments clarify that when a party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business. In such cases, previously held interests in the joint operation are not remeasured. The amendments did not have a significant impact on the consolidated financial statements.

(ii) Amendments to Paragraph 57A of IAS 12 Income Tax

The amendment is applied to all the income tax consequences of dividends and requires an entity to recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events. The amendment did not have a significant impact on the consolidated financial statements.

(iii) Amendment to IAS 23 Borrowing Costs

The amendments clarify that if a specific borrowing remains outstanding after the related qualifying asset is ready for its intended use (or sale), it becomes part of general borrowings. The amendment did not have a significant impact on the consolidated financial statements.

Consolidation

Consolidation

The Company has prepared the consolidated financial statements in accordance with IFRS 10 Consolidated Financial Statements.

Subsidiaries are all entities over which Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group. They are deconsolidated from the date on which control ceases.

The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred is measured at the fair values of the assets transferred, and identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. Acquisition-related costs are expensed as incurred.

The excess of consideration transferred, amount of any non-controlling interest in the acquired entity and acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recoded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the profit or loss as a bargain purchase.

Intercompany transactions, balances and unrealized gains on transactions between consolidated companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Segment Reporting

Segment Reporting

Information of each operating segment is reported in a manner consistent with the internal business segment reporting provided to the chief operating decision-maker (Note 23). The CEO, as the chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, and other short-term investments with original maturities of three months or less that are readily convertible to known amounts of cash.
Financial Assets

Financial Assets

Classification

At initial recognition, the Group classifies its financial assets in the following measurement categories:

•	measured at fair value through profit or loss
•	measured at fair value through other comprehensive income, and
•	measured at amortized cost.

The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows.

For financial assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income. For investments in debt instruments, this will depend on the business model in which the investment is held. The Group reclassifies debt investments when, and only when its business model for managing those assets changes.

For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income. Changes in fair value of equity instruments not elected as equity investment at fair value through other comprehensive income will be recognized in profit or loss.

Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, for financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

(i) Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. The Group classifies its debt instruments into one of the following three measurement categories:

•

Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in ‘finance income’ using the effective interest rate method.

•

Fair value through other comprehensive income: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at fair value through other comprehensive income. Movements in the carrying amount are taken through other comprehensive income, except for the recognition of impairment loss (reversal of impairment loss), interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss. Interest income from these financial assets is included in ‘finance income’ using the effective interest rate method. Foreign exchange gains and losses and impairment losses are presented in ‘finance income or costs’.

•

Fair value through profit or loss: Assets that do not meet the criteria for amortized cost or fair value through other comprehensive income are measured at fair value through profit or loss. A gain or loss on a debt investment that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognized in profit or loss and presented net in the statement of profit or loss within ‘finance income or costs’ in the year in which it arises.

(ii) Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments, which are held for long-term investment or strategic purpose, in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividend income from such investments continue to be recognized in profit or loss as ‘finance income’ when the right to receive payments is established.

Changes in the fair value of financial assets at fair value through profit or loss are recognized in ‘other income or expenses’ in the statement of profit or loss as applicable. Impairment loss (reversal of impairment loss) on equity investments measured at fair value through other comprehensive income are not reported separately from other changes in fair value.

Impairment

The Group recognizes loss allowances for expected credit losses (“ECLs”) on:

•	financial assets measured at amortized cost;
•	debt investments measured at FVOCI; and
•	contract assets under IFRS 15.

The Group measures loss allowances at an amount equal to lifetime ECLs, except for the following, which are measured at 12-month ECLs:

•	debt securities that are determined to have low credit risk at the reporting date; and
•

other debt securities and bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

Loss allowances for accounts and other receivables (including lease receivables) and contract assets are always measured at an amount equal to lifetime ECLs.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment that includes forward-looking information.

The Group considers a financial asset to be in default when:

•	the debtor is unlikely to pay its obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or
•	the financial asset is more than 90 days past due.

Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument.

12-month ECLs are the portion of ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Company expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt securities at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. For debt securities at FVOCI, the loss allowance is charged to profit or loss and is recognized in OCI.

Recognition and Derecognition

Regular way purchases and sales of financial assets are recognized or derecognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

If a transfer does not result in derecognition because the Group has retained substantially all the risks and rewards of ownership of the transferred asset, the Group continues to recognize the transferred asset in its entirety and recognizes a financial liability for the consideration received.

Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount reported in the statements of financial position where there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the assets and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Group or the counterparty.

Property and equipment

Property and equipment

Property and equipment are initially measured at cost. The cost of property and equipment includes expenditures arising directly from the construction or acquisition of the asset, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management, and the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Property and equipment, subsequently, are carried at cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are recognized in the carrying amount of property and equipment at cost or, if appropriate, as a separate item if it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be reliably measured.

Depreciation of all property and equipment, except for land, is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives as follows:

Computer and equipment	4 years
Furniture and fixtures	4 years
Leasehold improvements	4 years

Depreciation method, residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. The change is accounted for as a change in an accounting estimate.

Intangible assets

Intangible assets

Intangible assets, except for goodwill, are initially recognized at its historical cost, and carried at cost less accumulated amortization and accumulated impairment losses.

The Group amortizes intangible assets with a definite useful life using the straight-line method over the following periods:

Software	1 ~ 3 years
Industrial property rights	10 years
License	2 years
Other intangible assets	3 years

Expenditure on research activities is recognized expenses as incurred. Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditure is recognized in expenses as incurred.

The Group entered into a game licensing agreement with a number of third parties to gain exclusive rights to the games developed by other companies. The license fee payments are recognized as other intangible assets and amortized over the term of the contract.

Impairment of Non-financial Assets

Impairment of Non-financial Assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets (other than contract assets, incremental costs of obtaining a contract, costs to fulfil a contract, employee benefit related assets and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, are tested for impairment annually by comparing their recoverable amounts to their carrying amounts.

The recoverable amount of an asset or cash generating unit (“CGU”) is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized in profit or loss if the carrying amount of an asset or CGU exceeds its recoverable amount.

Leases

Leases

The Group has applied IFRS 16 using the modified retrospective approach and therefore the comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4. The details of accounting policies under IAS 17 and IFRIC 4 are disclosed separately.

① Policies applicable from January 1, 2019

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

i) As a lessee

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. However, for the leases of property the Group has elected not to separate non-lease components and account for the lease and non-lease components as a single lease component.

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rates.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;
•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•	amounts expected to be payable under a residual value guarantee; and
•

the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Company changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets that do not meet the definition of investment property in ‘property, plant, and equipment’ and lease liabilities in ‘other current liabilities’ and ‘other non-current liabilities’ in the statement of consolidated financial position.

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

ii) As a lessor

At inception or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.

When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.

To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Company applies the exemption described above, then it classifies the sub-lease as an operating lease.

If an arrangement contains lease and non-lease components, then the Group applies IFRS 15 to allocate the consideration in the contract.

The Group applies the derecognition and impairment requirements in IFRS 9 to the net investment in the lease. The Group further regularly reviews estimated unguaranteed residual values used in calculating the gross investment in the lease.

The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of ‘other revenue.’

Generally, the accounting policies applicable to the Group as a lessor in the comparative period were not different from with IFRS 16.

② Policy applicable before January 1, 2019

To classify each lease, the Group made an overall assessment of whether the lease transferred substantially all of the risks and rewards incidental to ownership of the underlying asset. If this was the case, then the lease was a finance lease; if not, then it was an operating lease.

i) As a lessor

Lease income from operating leases is recognized in income on a straight-line basis over the lease term. Initial direct costs incurred by the lessor in negotiating and arranging an operating lease is added to the carrying amount of the leased asset and recognized as an expense over the lease term on the same basis as the lease income.

ii) As a lessee

Lease payments under an operating lease were recognized as an expense on a straight-line basis over the lease term unless another systematic basis is more representative of the time pattern of the user’s benefit. Contingent rents were charged as expenses in the periods in which they are incurred.

Lease incentives received were recognized as liabilities and then as deduction of expense over the term of the lease unless another systematic basis is more representative of the time pattern of the user’s benefit.

Financial Liabilities

Financial Liabilities

Classification and measurement

The Group’s financial liabilities at fair value through profit or loss are financial instruments held for trading. A financial liability is held for trading if it is incurred principally for the purpose of repurchasing in the near term. A derivative that is not a designated as hedging instruments and an embedded derivative that is separated are also classified as held for trading.

The Group classifies non-derivative financial liabilities, except for financial liabilities at fair value through profit or loss, financial guarantee contracts and financial liabilities that arise when a transfer of financial assets does not qualify for derecognition, as financial liabilities carried at amortized cost and present as ‘account payables,’ ‘other current liabilities,’ and ‘other non-current liabilities’ in the consolidated statement of financial position.

Derecognition

Financial liabilities are removed from the statement of financial position when it is extinguished; for example, when the obligation specified in the contract is discharged or cancelled or expired or when the terms of an existing financial liability are substantially modified. The difference between the carrying amount of a financial liability extinguished or transferred to another party and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Provisions and contingencies

Provisions and contingencies

Provisions for legal claims, service warranties and make good obligations are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated.

Provisions are measured at the present value of management's best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability.

In addition, when there is a possible obligation that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the entity or a present obligation that arises from past events but is not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be measured with sufficient reliability, a disclosure regarding the contingent liabilities is made in the notes to the financial statements.

Foreign Currency Translation

Foreign Currency Translation

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which each entity operates (the “functional currency”). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency.

Foreign operations

If the presentation currency of the Group is different from a foreign operation’s functional currency, the financial statements of the foreign operation are translated into the presentation currency using the following methods:

The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated to presentation currency at exchange rates at the end of reporting period. The income and expenses of foreign operations are translated to functional currency at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of that foreign operation is treated as assets and liabilities of the foreign operation. Thus, they are expressed in the functional currency of the foreign operation and translated at the exchange rates at the end of reporting date.

When a foreign operation is disposed of, the relevant amount in the translation is transferred to profit or loss as part of the profit or loss on disposal. On the partial disposal of a subsidiary that includes a foreign operation, the relevant proportion of such cumulative amount is reattributed to non-controlling interest. In any other partial disposal of a foreign operation, the relevant proportion is reclassified to profit or loss.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the exchange rate at the reporting date are generally recognized in profit or loss. They are recognized in other comprehensive income if they relate to qualifying cash flow hedges and qualifying effective portion of net investment hedges, or are attributable to monetary part of the net investment in a foreign operation.

Exchange differences arising on non-monetary financial assets and liabilities such as equity instruments at fair value through profit or loss and equity instruments at fair value through other comprehensive income are recognized in profit or loss and other comprehensive income, respectively, as part of the fair value gain or loss.

Statement of cash flows

Statement of cash flows

The Group has elected to present cash flows from operating activities using the indirect method. Cash flows denominated in a foreign currency are reported using average exchange rate during the fiscal year.

Revenue from contracts with customers

Revenue from contracts with customers

The Group engages in game licensing, IP licensing and game publishing businesses.

Revenue is measured at the fair value of the consideration received or receivable for the sale of goods or rendering of services arising from the normal course of the business. Amounts recognized as revenue are net of value added taxes, returns, rebates and discounts.

Online games—subscription revenue

The Group recognizes online subscription revenue players make use of in-game premium features.

Players can access games free of charge, but may purchase virtual currency to acquire in-game premium features. Subscription revenue consists of revenues from (i) micro-transactions, and (ii) subscription fees from Internet cafés. Micro-transaction fees for consumable in-game items are deferred when purchased, and then recognized as revenue as they are used in the games while permanent in-game items are recognized ratably as revenues over the estimated life cycle of game users. Prepaid subscription fees from Internet cafés are deferred and recognized as revenue on a monthly basis based on actual hours used.

Online games—royalties and license fees

The Group licenses the right to distribute and market its local version of games to overseas licensees (“game licensing contracts”) in exchange for an initial prepaid license fee and/or guaranteed minimum royalty payments. The Group generally provides its licenses with post-contract customer support on its software products, consisting of technical support and occasional unspecified upgrades, or enhancements during the contract term. The Group determined that granting a license is not distinct from other promised services in the contracts, therefore, the promise to grant a license and those other promised services together are considered a single performance obligation. Revenue is recognized over time, from commercial launch date to expiration date of contract under IAS 18 whereas it is recognized from the date when performance obligation is performed for the first time to expiration date of contract under IFRS 15.

When the running royalty revenue based on the contractual royalty rate and the actual revenue of the licensee exceeds the ratably recognized guaranteed minimum, the excess is then recognized as revenue and accounts receivable. Although the accounting framework changes, the accounting treatment under the new standard would not be substantially changed.

Mobile games

Mobile games revenue consists of revenues from (i) micro-transactions that users purchase in cases where the Group directly provides mobile game services to users; (ii) royalties and license fees from licensees to which the Group licenses the right to distribute, promote, and market its local version of mobile games in overseas countries (“game licensing contracts”); (iii) royalties and license fees from licensees to which the Group licenses the right to use the original game and intellectual property to develop new games and distribute, promote, and market those newly developed games (“IP licensing contracts”); and (iv) mobile games operation services for third parties.

Revenues from (i) royalties and license fees from licensees for game licensing contracts are recognized in line with those of online games. (ii) When the Group defers revenue generated by micro-transactions, it estimates the game users’ life cycle and defers the remaining amount of virtual currency and items purchased by active users as of the end of the reporting period. Revenue from (iii) royalties and license fees from licensees for IP licensing contracts are recognized over time, from initial IP delivery date to expiration date of contract. The nature of granting IP license is considered as a promise to provide a right to access. The accounting treatment of running royalty revenue is the same as that of game licensing contracts. Revenues from (iv) mobile games operation service are recognized over time as the customer simultaneously receives and consumes the benefits provided by the Group. The progress is measured by reference to the labor hours, which are expended evenly throughout the contract period.

Other revenue

Other revenue consists of revenue from sales of console games, game character merchandising, animation and other services, including sales of goods related to mobile phones and website development and operation services for third parties. Revenues from development and operation services for third parties are recognized over time by measuring progress towards complete satisfaction of a performance obligation. The progress is measured by reference to the costs incurred up to the end of the reporting period as a percentage of total estimated costs for each contract.

Incremental costs of obtaining contract

Incremental costs of obtaining contract

The Group pays platform processing fees to operate mobile games on third party platforms. These fees are charged for the game users’ purchases in cash, and are considered as incremental cost of obtaining contracts with customer and are capitalized. The Group presents these costs as prepaid expense and amortizes them to costs of revenue at the same time when the related revenue of the services provided to the game users are recognized.

Earnings per share

Earnings per share

Basic earnings per share is calculated by dividing profit attributable to owners of the Parent by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net earnings by the weighted average number of common shares outstanding, increased by common stock equivalents. However, for the years ended December 31, 2019 and 2018, there have been no common stock equivalents outstanding.

Current and Deferred Tax

Current and Deferred Tax

The tax expense for the period consists of current and deferred tax. Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity.

The tax expense is measured at the amount expected to be paid to the taxation authorities, using the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred tax assets are recognized only if it is probable that future taxable income will be available to utilize those temporary differences.

The Group recognizes a deferred tax liability all taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint arrangements, except to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. In addition, The Group recognizes a deferred tax asset for all deductible temporary differences arising from such investments to the extent that it is probable the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends to settle on a net basis.

Employee Benefits

Employee Benefits

Short-term employee benefits

Short-term employee benefits are employee benefits that are due to be settled within 12 months after the end of the period in which the employees render related services. When an employee has rendered a service to the Group during an accounting period, the Group recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service.

Defined contribution pension plan

The Group has a defined contribution pension plan with the related contribution to the pension plan recorded as severance benefit expenses for the employees with service period over a year. The Group recognizes provision for severance benefits for the employees with service period less than a year.

Standards issued but not yet effective

Standards issued but not yet effective

A number of new standards are

effective for annual periods beginning after January 1, 2019 and earlier application

is permitted; however, the Group has not early adopted the new or amended standards in preparing these consolidated financial statements.